Schedule of Investments

October 31, 2021 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Cost (000)	Value (000)
Structured Investments Equity Linked Notes [91.3%] *†‡
Earthquake[3.6%]
Delancey Segregated Account	$6,069	$6,893
Efficiency[38.4%]
Broadway Segregated Account	27,833	34,758
Hollywood Segregated Account	31,296	38,672
Total Efficiency		73,430
Frequency[12.8%]
Atlantic Segregated Account	6,043	7,129
Jay Segregated Account	320	28
Ocean Segregated Account	5,615	7,054
Park Segregated Account (A)	6,171	7,896
Sunset Segregated Account	2,074	2,571
Total Frequency		24,678
Multi Peril[10.2%]
Carmelia Segregated Account	6,287	7,392
Nassau Segregated Account	5,721	7,420
Venice Segregated Account	3,105	4,598
Total Multi Peril		19,410
Non-Florida[2.7%]
Lexington Segregated Account	4,781	5,078
Opportunistic[5.6%]
Elevado Segregated Account	5,863	7,360
Trinity Segregated Account	2,501	3,397
Total Opportunistic		10,757
Wind[18.0%]
Fulton Segregated Account	4,186	4,786
Glendale Segregated Account	5,976	6,621
King Segregated Account	6,431	7,686
Madison Segregated Account	4,962	6,101
Rodeo Segregated Account	2,300	2,666
Wilshire Segregated Account	5,817	6,568
Total Wind		34,428
Total Structured Investments
(Cost $143,352)		174,674
Total Investments [91.3%]
(Cost $143,352)		$174,674

Percentages are based on net assets of $191,337 (000).

*	Non-income producing securities.

†	Securities considered illiquid. The total value of such securities as of October 31, 2021, was $174,674 (000) and represented 91.3% of the Net Assets of the Fund.

‡	Securities considered restricted. The total value of such securities as of October 31, 2021, was $174,674 (000) and represented 91.3% of the Net Assets of the Fund. For each restricted security there are various acquisition dates. It is the Fund’s intent to continue to periodically invest in restricted securities.

(A)	Level 3 security in accordance with the fair value hierarchy.

Equity linked notes with a fair value of $7,896 (000), were valued using the Special Purpose Entities NAV adjusted for industry loss data provided by independent third-party assessor applied to certain contracts within the Special Purpose Entities that were impacted by aforementioned data and were considered Level 3, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the inputs used as of October 31, 2021, when valuing the Fund’s investments (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Linked Securities*	$-	$-	$7,896	$174,674
Total Investments in Securities	$-	$-	$7,896	$174,674

*	As of October 31, 2021, structured investments in equity linked notes with a fair value of $166,778 (000) are valued using the Special Purpose Entities NAV as a practical expedient and are not required to be classified in the fair value hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of October 31, 2021 (000):

Equity Linked Notes
Beginning balance as of February 1, 2021	$6,803
Transfers into Level 3	—
Transfers out of Level 3	—
Net purchases	1,081
Change in unrealized appreciation	12
Ending balance as of October 31, 2021	$7,896
Net change in unrealized appreciation attributable to Level 3 securities held at October 31, 2021	$12

For the period ended October 31, 2021, there were no transfers in or out of Level 3.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural or non-natural catastrophes in isolation would result in a significantly lower fair value measurement.

CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND | PAGE 1

Summary of Segregated Accounts

October 31, 2021 (Unaudited)

City National Rochdale Select Strategies Fund

A summary of the Segregated Accounts that the Fund holds in the NB Reinsurance, Ltd. (“NB RE, Ltd.”) Portfolio are summarized as follows:

Description	Status	Maturity Range	Market Value of NB RE, Ltd. (000)*
Earthquake
Delancey			99,349
United States
8 Contracts (7 Cat Bonds)	Live	3/2022 - 6/2028
13 Contracts (3 Cat Bonds)	Matured	8/2017 - 1/2021
Efficiency
Broadway			477,566
North America, Europe, Australia, Japan
77 Contracts (3 Cat Bonds)	Live	12/2021 - 4/2029
North America, Europe, Japan
212 Contracts (24 Cat Bonds)	Matured	12/2017 - 7/2021
United States
1 Contract	Triggered	12/2021
Hollywood			562,604
North America, Europe, Australia
83 Contracts (8 Cat Bonds)	Live	12/2021 - 4/2028
North America, Europe, Japan
217 Contracts (28 Cat Bonds)	Matured	11/2017 - 7/2021
United States
1 Contract	Triggered	12/2021
Frequency
Atlantic			102,871
United States
4 Contracts (2 Cat Bonds)	Live	12/2021 - 1/2025
8 Contracts (3 Cat Bonds)	Matured	12/2017 - 12/2020
Jay			3,612
United States
1 Contract	Live	12/2021
3 Contracts	Triggered	4/2018 - 1/2021
Ocean			82,815
North America
4 Contracts (1 Cat Bond)	Live	12/2021 - 1/2027
19 Contracts (4 Cat Bonds)	Matured	9/2017 - 4/2021
Park			94,057
North America
2 Contracts (1 Cat Bond)	Live	6/2022 - 6/2025
United States
22 Contracts	Matured	12/2017 - 4/2021
Sunset			38,151
United States
4 Contracts (3 Cat Bonds)	Live	5/2022 - 12/2026
10 Contracts (7 Cat Bonds)	Matured	12/2018 - 1/2021
Multi Peril
Carmelia			105,911
United States, Japan, Europe, Australia, New Zealand
3 Contracts (2 Cat Bonds)	Live	12/2021 - 1/2028
9 Contracts (2 Cat Bonds)	Matured	12/2017 - 1/2021
Nassau			76,144
United States
4 Contracts (3 Cat Bonds)	Live	2/2022 - 4/2029
16 Contracts (4 Cat Bonds)	Matured	12/2017 - 1/2021
Venice			67,430
United States
5 Contracts (1 Cat Bond)	Live	12/2021 - 5/2024
9 Contracts (1 Cat Bond)	Matured	7/2018 - 4/2021
Non-Florida
Lexington			61,634
United States
5 Contracts (4 Cat Bonds)	Live	12/2021 - 4/2028
United States, Japan
13 Contracts (3 Cat Bond)	Matured	12/2017 - 10/2020
Opportunistic
Elevado			90,412
United States
5 Contracts (3 Cat Bonds)	Live	12/2021 - 1/2028
13 Contracts (2 Cat Bonds)	Matured	12/2017 - 5/2021
Trinity			50,896
United States
3 Contracts	Live	2/2022 - 3/2022
8 Contracts (1 Cat Bond)	Matured	12/2017 - 2/2021
Wind
Fulton			64,437
United States - Florida
4 Contracts (3 Cat Bonds)	Live	12/2021 - 4/2029
6 Contracts	Matured	11/2017 - 6/2020
Glendale			95,105
United States
4 Contracts (3 Cat Bonds)	Live	12/2021 - 1/2028
6 Contracts	Matured	12/2017 - 12/2019
King			94,990
United States
3 Contracts (1 Cat Bond)	Live	3/2022 - 7/2025
17 Contracts (3 Cat Bonds)	Matured	12/2017 - 7/2021
Madison			87,293
United States
6 Contracts (3 Cat Bonds)	Live	12/2021 - 1/2028
15 Contracts (7 Cat Bonds)	Matured	11/2017 - 1/2021
Rodeo			38,857
United States, Japan, Europe
2 Contracts (1 Cat Bond)	Live	12/2021 - 1/2028
2 Contracts	Matured	12/2018
Wilshire			71,466
United States
4 Contracts (3 Cat Bonds)	Live	12/2021 - 7/2025
19 Contracts (1 Cat Bond)	Matured	12/2017 - 5/2021

Disclosures

*	During the period from July 27, 2017 – October 31, 2021, the Fund owned between 2.1% and 7.9% of the assets represented in the NB RE, Ltd. Portfolio.

Earthquake — Predominately exposed to damage incurred by earthquakes

Efficiency — Exposure to both industry loss warranties and catastrophe bonds

Frequency — Exposure to contracts that are triggered by multiple events or loss window

Live — Contract is currently in force

Matured —Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind in the U.S., Japan and Europe

CNR – QH – 003 – 0900

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